SUPPLEMENT DATED OCTOBER 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 8


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective October 1, 2003, the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund has added J.P. Morgan Investment Management Inc. as a sub-adviser. Consequently, the information pertaining to the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I in Appendix A is replaced with the following:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
-------------------------------- -----------------------------------------------
Investment Adviser:              Gartmore Mutual Fund Capital Trust, an indirect
                                 subsidiary of Nationwide Financial Services,
                                 Inc.
-------------------------------- -----------------------------------------------
Sub-advisers:                    The Dreyfus Corporation; J.P. Morgan Investment
                                 Management Inc.
-------------------------------- -----------------------------------------------
Investment Objective:            Capital appreciation.
-------------------------------- -----------------------------------------------
Total Underlying Mutual Fund     1.11%
Annual Operating Expenses:
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